Share-Based Compensation - Summary of Aggregate Share-based Compensation Expense (Income) (Details) - General and Administrative Expense (Income) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense (income)	$ 95,335	$ (17,230)
Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense (income)	91,307	$ (17,230)
Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense (income)	$ 4,028